Consolidated Segment Data (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Segment Reporting

Selected information by segment is presented in the following tables for the years ended December 31, 2018, 2017, and 2016.

	2018	2017	2016
Revenues(1)
TIT Segment	$383,420	$1,239,002	$1,488,882
CBT Segment	20,194,920	16,950,272	8,704,708
	$20,578,340	$18,189,274	$10,193,590

(1)Revenues by operating segments exclude intercompany transactions.

	2018	2017	2016
Income (loss) from operations:
TIT Segment	$(528,891)	$(979,973)	$(3,452,860)
CBT Segment	2,391,930	1,934,001	(8,983,828)
Corporate and others(2)	(1,694,215)	(1,404,731)	(2,141,240)
Income (loss) from operations	168,824	(450,703)	(14,577,928)
Corporate other (expenses) income, net	956,753	758,073	(3,441,369)
Corporate interest income	36,381	7,900	17,420
Corporate interest expense	(484,403)	(450,024)	(498,931)
Corporate warrant income (expense)	-	3,720	34,175
Income (loss) before income taxes	677,555	(131,034)	(18,466,633)

Income tax benefit (expense)	1,201,231	1,070,343	(57,844)
Net income (loss)	1,878,786	939,309	(18,524,477)

Net (income) loss attributable to the non-controlling interest	(186,803)	(80,704)	353,876
Net income (loss) attributable to the Company	$1,691,983	$858,605	$(18,170,601)

(2) Includes non-cash compensation, professional fees and consultancy fees for the Company.

Non-cash employee compensation by segment for the years ended December 31, 2018, 2017, and 2016 are as follows:

	2018	2017	2016
Non-cash employee compensation:
TIT Segment	$-	$-	$-
CBT Segment	-	-	-
Corporate and others	584,629	487,407	273,102
	$584,629	$487,407	$273,102

Depreciation and amortization by segment for the years ended December 31, 2018, 2017, and 2016 are as follows:

	2018	2017	2016
Depreciation and amortization:
TIT Segment	$13,941	$36,018	$48,155
CBT Segment	3,660,596	2,820,888	2,513,780
Corporate and others	-	-	19,821
	$3,674,537	$2,856,906	$2,581,756

	2018	2017	2016
Provisions for bad debt allowance on accounts receivable, other receivable and advances to suppliers; :
TIT Segment	$(438,378)	$273,706	$918,960
CBT Segment	1,268,644	148,682	1,076,086
Corporate and others	-	-	-
	$830,266	$422,388	$1,995,046

	2018	2017	2016
Inventory obsolescence provision:
TIT Segment	$9,261	$158,357	$278,233
CBT Segment	21,142	18,213	46,348
	$30,403	$176,570	$324,581

	2018	2017	2016
Impairment of intangible assets and goodwill
TIT Segment	$-	$-	$-
CBT Segment	$-	-	4,442,367
	$-	$-	$4,442,367

	2018	2017	2016
Impairment of long-term investments
TIT Segment	$-	$-	$-
CBT Segment	45,400	-	-
	$45,400	$-	$-

Total assets by segment as at December 31, 2018 and 2017 are as follows:

	2018	2017
Total assets
TIT Segment	$7,056,968	$8,259,907
CBT Segment	34,529,491	29,125,686
Corporate and others	29,355	144,910
	$41,615,814	$37,530,503